Condensed Consolidated Statements Of Equity (Parenthetical) (JPY ¥)	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash dividends, Common stock, per share	¥ 6.00	¥ 6.00
Class 5 Preferred Stock [Member]
Cash dividends, Preferred stock, per share	¥ 57.50	¥ 57.50
Class 3 Preferred Stock [Member]
Cash dividends, Preferred stock, per share		¥ 30.00